Leases (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Lease Liabilities [Abstract]
Undiscounted lease payments	$ 2,106,735	$ 2,262,433		$ 2,089,765
Present value adjustment	(391,500)	(421,206)		(367,932)
Lease liability	1,715,235	1,841,227		1,721,833
Breakdown:
Current liabilities	332,800	352,627		342,747
Non-current liabilities	1,382,435	1,488,600		1,379,086
Total Lease liability	$ 1,715,235	$ 1,841,227	$ 1,848,144	$ 1,721,833	$ 1,506,043	$ 1,174,686